Consolidated Statements of Comprehensive Loss and Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Revenue
Revenue	$ 88,386	$ 29,237	$ 47,433
Cost of revenue
Cost of revenue	61,825	8,806	16,357
Gross profit	26,561	20,431	31,076
Operating expenses
Research and development	12,134	8,092	12,810
Sales and marketing	35,859	18,516	29,873
General and administrative	18,218	10,093	16,408
Goodwill impairment	698,650
Total operating expenses	764,861	36,701	59,091
Loss from operations	(738,300)	(16,270)	(28,015)
Other income (expense)
Interest expense, net	(7,867)	(2,965)	(3,585)
Change in fair value of warrant liability	5,364	(2,059)	(7,375)
Change in fair value of sponsor earnout shares	(9,634)
Total other income (expense)	7,131	(5,024)	(10,960)
Loss before income taxes	(731,169)	(21,294)	(38,975)
(Benefit from) provision for income taxes	(10,522)	111	(536)
Net loss after tax	$ (720,647)	$ (21,405)	$ (38,439)
Net loss per share attributable to common stockholders, basic	$ (6.17)	$ (0.5)	$ (0.91)
Net loss per share attributable to common stockholders, diluted	$ (6.17)	$ (0.5)	$ (0.91)
Weighted-average shares used in computation of net loss per share attributable to common stockholders, basic	116,862,277	43,041,209	42,073,351
Weighted-average shares used in computation of net loss per share attributable to common stockholders, diluted	116,862,277	43,041,209	42,073,351
Other comprehensive (loss) income
Foreign currency translation	$ (101)	$ 36	$ (78)
Total other comprehensive (loss) income	(101)	36	(78)
Total comprehensive loss	(720,748)	(21,369)	(38,517)
Subscription [Member]
Revenue
Revenue	31,679	27,946	45,117
Cost of revenue
Cost of revenue	18,225	8,349	15,181
Service [Member]
Revenue
Revenue	56,707	1,291	2,316
Cost of revenue
Cost of revenue	$ 43,600	$ 457	$ 1,176